Long-term Debt and Short-term Borrowings (Schedule of Aggregate Maturities of Long-term Debt) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Long-term Debt and Short-term Borrowings
2012	¥ 373,571
2013	221,641
2014	285,429
2015	100,747
2016	249,328
2017 and thereafter	¥ 305,142